10.31 Fidelity Series International Funds Series Combo PRO-05 | Fidelity® Series International Small Cap Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series International Small Cap Fund}	10.31 Fidelity Series International Funds Series Combo PRO-05 Fidelity® Series International Small Cap Fund Fidelity Series International Small Cap Fund-Series Class
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.01%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Series International Small Cap Fund}	10.31 Fidelity Series International Funds Series Combo PRO-05 Fidelity® Series International Small Cap Fund Fidelity Series International Small Cap Fund-Series Class USD ($)
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13